COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) R$ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($) site MW	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017	Dec. 22, 2020 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost		$ 574			$ 36
Litigation awarded amount							$ 231
Litigation awarded amount, additional percentage of annual non-compounding interest							9.00%
Litigation awarded amount, additional interest percentage on judgment amount							9.00%
Estimated contingent liabilities for letters of credit		716			718
TerraForm Power | Brookfield Renewable
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest in joint venture						51.00%
Proportion of ownership interest in joint venture						51.00%
Brookfield Renewable along with institutional investors
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit		46			50
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit		670			$ 668
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure		405
Payments for development project expenditure		405
In Two Years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure		159
Payments for development project expenditure		159
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure		10
Payments for development project expenditure		10
270 MW Wind Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 10	R$ 54
Wind power capacity | MW		270
Proportion of ownership interest in joint venture		25.00%	25.00%	25.00%
Proportion of ownership interest in joint venture		25.00%	25.00%	25.00%
845 MW Solar Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 700
Wind power capacity | MW		845
Proportion of ownership interest in joint venture		25.00%	25.00%	25.00%
Proportion of ownership interest in joint venture		25.00%	25.00%	25.00%
1,060 MW Solar Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest in joint venture		25.00%	25.00%	25.00%
Proportion of ownership interest in joint venture		25.00%	25.00%	25.00%
360 and 700 Hundred MW Solar Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 810
Number of operating and under construction sites | site		600
360 MW Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Solar power capacity | MW		360
700 MW Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Solar power capacity | MW		700
Polenergia
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 44
Proportion of ownership interest in joint venture	6.00%
Proportion of ownership interest in joint venture	6.00%
Polenergia | Brookfield Renewable and Institutional Partners
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 175
Proportion of ownership interest in joint venture	23.00%
Proportion of ownership interest in joint venture	23.00%
Polenergia | Brookfield Renewable and Institutional Partners and Majority Shareholder
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest in joint venture	75.00%
Proportion of ownership interest in joint venture	75.00%
40 MW Hydro Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 111		$ 411,000
Proportion of ownership interest in joint venture		24.00%	24.00%	24.00%
Hydro power capacity | MW		40
Proportion of ownership interest in joint venture		24.00%	24.00%	24.00%
38 MW Solar Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 41		$ 153,000
Proportion of ownership interest in joint venture		24.00%	24.00%	24.00%
Solar power capacity | MW		38
Proportion of ownership interest in joint venture		24.00%	24.00%	24.00%